Seward & Kissel LLP
                              1200 G Street, N.W.
                                   Suite 350
                              Washington, DC 20005

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184

                                                                March 11, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:  AllianceBernstein Corporate Shares
                 - AllianceBernstein International Focus Income Shares File Nos. 333-112207 and 811-21497
                --------------------------------------------------------


Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 13 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Corporate Shares. We are making this filing for the purpose of registering a new portfolio, the AllianceBernstein International Focus Income Shares.

      Please direct any comments or questions to Kathleen K. Clarke or the undersigned at (202) 737-8833.

                                           Sincerely,


                                           /s/ Young Seo
                                          --------------
                                                Young Seo

Attachment

cc:   Kathleen K. Clarke



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